SGI | SECURITY GLOBAL
                                                 | INVESTORS(SM)

April 30, 2010


VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Kimberly Browning

Re:   Security Income Fund (File Nos. 2-38414 and 811-02120)

Dear Ms. Browning:

We wish to respond by this letter to comments of the U.S. Securities and Exchange Commission ("SEC") staff on the most recent Post-Effective Amendment to the registration statement filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 ("1933 Act") on February 12, 2010 (the "Registration Statement") by Security Income Fund (the "Registrant") on behalf of its series (each, a "Fund"). The SEC staff's comments were conveyed orally by Kimberly Browning of the SEC Division of Investment Management via telephone conference with Amanda Kiefer of Security Investors, LLC and Julien Bourgeois of Dechert LLP on March 29, 2010. A summary of the SEC staff's comments, followed by the responses of the Registrant, is set forth below.

I.        TANDY REPRESENTATION


1.        COMMENT:Please include the standard Tandy representation language.

          RESPONSE: The Registrant makes the following representations:

              o the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

              o SEC staff comments or changes to disclosure in response to SEC staff comments in the filings reviewed by the SEC staff do not foreclose the SEC from taking any action with respect to the filing; and

              o the Registrant may not assert SEC staff comments as a defense in any proceeding initiated by the SEC or any other person under the federal securities laws.

II.      GENERAL PROSPECTUS COMMENTS


2. COMMENT: In the narrative introduction to the Fees and Expenses of the Fund section, delete the cross-reference regarding the definition of "Rydex | SGI Funds" because this information is not expressly permitted by Item 3 of Form N-1A.

         RESPONSE: The disclosure has been revised in response to the staff's comment.

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                                             SGI | SECURITY GLOBAL
                                                 | INVESTORS(SM)


3. COMMENT: In the Fees and Expenses of the Fund section, if a Fund invests in ETFs and other investment vehicles, please confirm supplementally that the Fund does not have any acquired fund fees and expenses in excess of one basis point as per Form N-1A, Item 3, Instruction 3(f)(i).

         RESPONSE: The Registrant confirms that a Fund that does not include the acquired fund fees and expenses line item in the Annual Fund Operating Expenses table has not incurred acquired fund fees and expenses in excess of one basis point.

4. COMMENT: To the extent that there are any non-principal investment strategies for a Fund, please do not disclose them in the Principal Investment Strategies sections of the prospectus.

         RESPONSE: The Registrant has reviewed the Principal Investment Strategies sections and has made revisions in response to the staff's comment.

5. COMMENT: Please confirm that the risks disclosed in the Principal Risks sections are the principal risks for each Fund based on the strategies of the Fund. Please revise the Principal Risks section to remove any disclosed risks that are not principal risks of a Fund.

         RESPONSE: The Registrant confirms that the risks disclosed in the Principal Risks section for each Fund are the principal risks for the Fund based on the Fund's principal investment strategies.

6. COMMENT: In each Annual Fund Operating Expenses table, please replace the term "waiver" with "limitation" or another term. In the staff's view, the term waiver is not appropriate because the agreement discussed in the footnote provides for the recoupment of fees and/or expenses under certain circumstances.

         RESPONSE:The Registrant respectfully notes that the language proposed by the staff does not appear to be consistent with the language required by Instruction 3(e) of Item 3 of Form N-1A. The Registrant believes that its current disclosure is fully consistent with the Form and that the material terms of its arrangements are adequately disclosed, such that the disclosure is not misleading to investors. The Registrant respectfully notes that this disclosure was recently reviewed by the SEC staff in connection with the staff's review of the summary prospectuses of other series within the fund complex. The staff did not express a similar view and thus this disclosure is already being used by these other funds. For consistency purposes, the Registrant intends to continue to use this standard disclosure.

7. COMMENT: Disclose that the fee waiver and/or expense reimbursement agreement described in footnote one to the Annual Fund Operating Expenses table may only be terminated by the Registrant's board of directors.

         RESPONSE: The disclosure has been revised in response to the staff's comment.

8. COMMENT: Please revise the discussion regarding recoupment to clarify that the Investment Manager may only recoup fees and/or expenses if expenses fall below the cap specified in the agreement.

         RESPONSE: The disclosure has been revised in response to the staff's comment.

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                                             SGI | SECURITY GLOBAL
                                                 | INVESTORS(SM)


9. COMMENT: In the Fees and Expenses of the Fund section, please delete the parenthetical "(unless otherwise indicated)" from the narrative introduction to the Example because this language is not expressly permitted by Item 3 of Form N-1A.

         RESPONSE: The disclosure has been revised in response to the staff's comment.

10. COMMENT: Revise the Example in the Fees and Expenses of the Fund section to present the costs paid by an investor when shares are not redeemed at the end of the applicable period below the costs paid when shares are redeemed at the end of the applicable period.

         RESPONSE: The disclosure has been revised in response to the staff's comment.

11. COMMENT: In the Principal Investment Strategies section of the prospectus, avoid the use of equivocal terms. For example, in the staff's view, the Registrant should avoid the terms "such as" and "including," and should instead provide a complete list of the types of securities and other information, as applicable.

         RESPONSE: Certain disclosure changes have been made in response to this comment. In addition, the Registrant respectfully submits that General Instruction C(1)(c) of Form N-1A instructs registrants that responses to items in the Form "should be as simple and direct as reasonably possible and should include only as much information as is necessary to enable an average or typical investor to understand the particular characteristics of the Fund." The Instruction also states that a prospectus should avoid "lengthy and technical discussions," that "[b]revity is especially important in describing the practices or aspect of the Fund's operations that do not differ materially from those of other investment companies," and to "avoid excessive detail." In certain places throughout the prospectus and Statement of Additional Information, the Registrant has used the terms "such as," "for example" and "including" to provide additional context or illustrative examples that would be helpful and provide additional information to an investor while not overwhelming the investor with needless detail. Providing exhaustive lists of types of securities may result in the addition of excessive and technical details and would add unnecessary disclosures that would be of minimal value to investors. Such disclosure would not be "as simple and direct as reasonably possible" or avoid "excessive detail" as required by Form N-1A. Additionally, Form N-1A's intentionally layered approach with the summary prospectus, statutory prospectus and statement of additional information provides an investor increasing amounts of information should the investor seek additional information about a Fund's policies and investments. Accordingly, the terms noted by the staff are still being used when deemed appropriate.

12. COMMENT: In the Management of the Fund section, please add subheadings for the Investment Manager and Portfolio Manager.

         RESPONSE: The disclosure has been revised in response to the staff's comment.

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                                             SGI | SECURITY GLOBAL
                                                 | INVESTORS(SM)


13. COMMENT: In the Payments to Broker/Dealers and Other Financial Intermediaries section, please revise the first sentence to begin "If you purchase the Fund through a broker/dealer...".

         RESPONSE: The disclosure has been revised in response to the staff's comment.

14. COMMENT: Please provide additional disclosure regarding fixed income instruments. For example, discuss, as appropriate, different types of payment terms and fixed or variable interest rates.

         RESPONSE: Changes have been made to the disclosure in the Descriptions of Principal Risks section in response to the staff's comment.

15. COMMENT: The Management Fees section states that the "Investment Manager may waive some or all of its management fee to limit the total operating expenses of a Fund to a specified level." Please delete this statement and disclose whether the Investment Manager is in fact waiving fees. RESPONSE:Changes have been made to the disclosure in response to the staff's comment.

16. COMMENT: In the Buying Shares section, please clarify when an order will be "accepted" and when an order is "in good form."

         RESPONSE: An order is in good form when it contains the information needed by a Fund to effect the sale of shares. The information needed by a Fund is currently described in the Buying Shares section, which includes disclosure regarding proper instructions, payment and customer identification and verification information. Thus, no changes have been made in response to this comment.

17. COMMENT: In the Market Timing/Short-Term Trading sub-section of the Buying shares section, please disclose whether the Registrant will accommodate short-term trading.

         RESPONSE: The second paragraph of the Buying Shares-Market Timing/Short-Term Trading section currently discloses that the Registrant does not accommodate short term trading. Specifically, the disclosure states that:

                 The Board of Directors has adopted policies and procedures against market timing, and the Funds discourage market timing or excessive trading. If you wish to engage in such practices, we request that you do not purchase shares of any of the Funds.

         Thus, no changes have been made in response to this comment.

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                                             SGI | SECURITY GLOBAL
                                                 | INVESTORS(SM)


18. COMMENT: Disclose how purchase orders placed directly with the Fund will be accepted.

         RESPONSE: In response to the staff's comment, the disclosure has been revised to clarify that complete orders in good form may be accepted by a Fund.

19. COMMENT: In the Investment Policies and Management Practices section, clarify which strategies are principal and non-principal and please consider whether the information provided in this section should be relocated to another section.

         RESPONSE: In response to the staff's comment, the information previously included in the Investment Policies and Management Practices section has been reviewed and moved to the Additional Information Regarding Investment Objectives and Strategies and Descriptions of Principal Risks sections of the prospectus or the Investment Methods and Risk Factors section of the Statement of Additional Information, as deemed appropriate to respond to the staff's comment.

III.     U.S. INTERMEDIATE BOND FUND

20. COMMENT: Disclose the policy of the Fund with regard to any specific actions the Fund is required to take if the rating of a portfolio security falls below investment grade.

         RESPONSE: Changes have been made to the discussion of credit risk in the Descriptions of Principal Risks section to clarify that any applicable limitation on the credit quality of a security in which a Fund may invest is applied at the time the Fund purchases the security. The U.S. Intermediate Bond Fund is not required to take specific action if a security rated as investment grade at the time of purchase is subsequently rated below investment grade.

21. COMMENT: In the Principal Investment Strategies section, please delete "will attempt" from the statement that the "Investment Manager will attempt to maintain a dollar-weighted average duration of 3 to 4.5 years in managing the Fund's portfolio."

         RESPONSE: The Investment Manager has targeted a dollar-weighted average duration of 3 to 4.5 years in managing the Fund's portfolio; however, the duration of portfolio securities may vary due to factors outside of the Investment Manager's control, such as issuer specific events. Therefore, although the Fund targets a dollar-weighted average duration of 3 to 4.5 years, the duration may vary outside this range from time to time. The Registrant respectfully submits that the current disclosure is appropriate and that the suggested change could, under certain circumstances, be misleading. Accordingly, no changes have been made in response to this comment.

22. COMMENT: Clarify how the Fund determines whether a security is a foreign security. RESPONSE:Changes have been made to the disclosure in the Descriptions of Principal Risks section to clarify how the Fund determines whether a security is a foreign security.

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23.      COMMENT: The disclosure of investment grade securities currently included in the Principal Investment Strategies section for the U.S. Intermediate Bond Fund should be moved to the section containing the disclosures required by Item 9 of Form N-1A.

         RESPONSE: Changes have been made to the disclosure in response to the staff's comment.

24. COMMENT: State that the Fund may use derivatives for speculative purposes.

         RESPONSE: The Principal Investment Strategies section currently describes the nature of the Fund's investments in derivatives and states that "the Fund may enter into derivative instruments such as futures contracts, options on futures contracts, options on securities, and credit derivative instruments for purposes of enhancing income, hedging risks posed by other portfolio holdings, or as a substitute for investing, purchasing or selling securities." The staff's suggested disclosure would be duplicative of the Fund's current disclosure regarding derivatives. Thus, no changes have been made in response to this comment.

25. COMMENT: The disclosure of credit quality ratings currently included in the Principal Investment Strategies section for the U.S. Intermediate Bond Fund should be moved to the section containing the disclosure required by Item 9 of Form N-1A.

         RESPONSE: Changes to the disclosure have been made in response to the staff's comment.

IV. HIGH YIELD FUND

26. COMMENT: The Fund has a policy to invest 80% of its assets, under normal market conditions, in a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by Security Investors, LLC to be of comparable quality. With respect to the remaining 20% of the Fund's investments, please disclose whether there are any limitations on the credit quality of securities in which the Fund may invest.

         RESPONSE: The Fund does not have a policy limiting the credit quality of the securities in which it may invest after the Fund has met its policy to invest 80% of its assets in high yield securities, as defined in the Fund's Principal Investment Strategies section. The Fund believes that the current disclosure accurately describes the Fund's principal investment strategies.

27. COMMENT: In the second paragraph of the Principal Investment Strategies section, please delete the cross-reference related to restricted securities.

         RESPONSE: The disclosure has been revised in response to the staff's comment.

28.      COMMENT: Clarify the purposes for which the Fund may use derivatives.

         RESPONSE: In response to the staff's comment, changes to the disclosure have been made to clarify that the Fund may use derivatives for the purposes of enhancing income, hedging risks posed by other portfolio holdings, or as a substitute for investing, purchasing or selling securities.

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                                             SGI | SECURITY GLOBAL
                                                 | INVESTORS(SM)


IV.      STATEMENT OF ADDITIONAL INFORMATION

29. COMMENT: Supplementally confirm whether tender option bonds are a principal investment strategy of a Fund and, if so, please disclose such investments in the prospectus.

         RESPONSE: Tender option bonds are not a principal investment of either Fund.

30. COMMENT: In the Investment Objectives and Policies of the Funds section, please clarify which policies and strategies are principal or non-principal. Additionally, please avoid the use of equivocal language.

         RESPONSE: Polices and strategies that are not discussed in the prospectus are not principal strategies of a Fund. Thus, no changes have been made in response to this comment.

         With regard to the staff's comment to avoid the use of equivocal language, please see the Registrant's response to the prospectus comment above.

31. COMMENT: With regard to reverse repurchase agreements, please clarify the percentage of a Fund's assets that may be invested in reverse repurchase agreements and with regard to leveraged transactions, please state that a Fund will set up a segregated account to cover its obligations under any reverse repurchase agreements.

         RESPONSE: Changes have been made to the disclosure in response to the staff's comment relating to reverse repurchase agreements. With regard to segregated accounts, as discussed with the staff, the Funds follow applicable SEC guidance, which can be broader than using segregated accounts. As a result, no change has been made to the disclosure.

32. COMMENT: In the Investment Restrictions section, clarify the Registrant's borrowing policy and state whether the Registrant may borrow from a bank and otherwise clarify the policy.

         RESPONSE: Changes have been made to the disclosure in response to the staff's comment.

33. COMMENT: With regard to the Registrant's policy regarding holding illiquid securities, please clarify the disclosure to state that a Fund may hold illiquid securities in an amount up to 15% of its assets.

         RESPONSE: Changes have been made to clarify this policy in response to the staff's comment.

34. COMMENT: In the Investment Restrictions section, consider clarifying the constraints imposed on the pledging of assets.

         RESPONSE: The Funds have a policy to conduct their pledge transactions in accordance with the provisions of the Investment Company Act. They believe that explanations of the Act's provisions could be overly technical and legalistic, which would not be consistent with the General Instructions of Form N-1A. Also, this disclosure may be identical to that used for other funds within the fund complex and the Funds would like

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         to maintain consistent disclosures. However, the Funds intend to consider whether clarifying changes may be made consistently across the fund complex in the future.

                                      * * *

Please call Julien Bourgeois at Dechert LLP at 202.261.3451 with any questions or comments regarding this letter, or if he may assist you in any way.


Very truly yours,

CHRISTOPHER SWICKARD

Christopher Swickard
Assistant Secretary
Security Investors, LLC